CONVERTIBLE NOTES/LONG-TERM DEBT	12 Months Ended
Mar. 31, 2022
CONVERTIBLE NOTES
CONVERTIBLE NOTES/LONG-TERM DEBT

12. CONVERTIBLE NOTES/ LONG-TERM DEBT

	March 31, 2021	March 31, 2022
	RMB	RMB
Convertible notes
2024 Notes	1,614,040	—
Long-term debt
-Current protion	—	102,206
-Non-Current protion	—	817,648
	—	919,854

Description of 2024 Notes

The Company entered into a convertible note purchase agreement with affiliates of 58.com, Warburg Pincus, TPG and certain other investors on May 28, 2019, pursuant to which the Company issued and sold convertible notes in an aggregate principal amount of US$230 million on June 10, 2019 bearing 3.75% interest rate per annum due on June 9, 2024 (“2024 Notes”). Early redemption is permitted if requested by holders in advance in writing three years after June 9, 2019. 2024 Notes may be converted, at an initial conversion rate of 323.6246 ADSs per US$1,000 principal amount of the 2024 Notes (which represents an initial conversion price of US$3.09 per ADS) upon maturity.

The Company accounted for 2024 Notes as a single instrument each. The value of the 2024 Notes is measured by the cash received.

On June 14, 2021, the Company entered into agreements with NIO Capital and Joy Capital, pursuant to which both investors have agreed to invest in the Company’s senior convertible preferred shares a total of up to US$315 million in the Company. As one of the pre-closing conditions of the new round financing, on the same day, the Company entered into a supplemental agreement with the 2024 Notes holders. Pursuant to the supplemental agreement, 30% of the outstanding 2024 Notes principal amount, a total of US$69 million, would be automatically converted into a total of 66,990,291 Class A ordinary shares at a price of US$1.03 per Class A ordinary share (US$3.09 per ADS) upon the first closing date of the new round of financing. On July 12, 2021, date of the issuance of senior convertible preferred shares, the aforementioned conversion was completed, and related Class A ordinary shares were issued. The remaining principal amount, a total of US$161 million, was also modified to be repaid by instalments by the Company from July 2021 to June 2024, recorded as “long-term debt”, and the 2024 Notes holders are not able to execute conversion rights anymore.

Additionally, interest terms were modified, such that the 2024 Notes bear no interest from the original issuance date and going forward. The modifications to the 2024 Notes were accounted for as a troubled debt restructuring (“TDR”) and resulted in an economic gain of RMB116.9 million (US$18.0 million). RMB55.9 million (US$8.6 million) of the gain related to non-equity holders of the Company was recorded in the “fair value impact of the issuance of senior convertible preferred shares” in the statement of comprehensive loss, and RMB61.0 million (US$9.4 million) of the gain related to equity holders of the Company was recorded to additional paid-in capital.